POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 4, 2014 TO THE
SUMMARY PROSPECTUS DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Emerging Markets Momentum Portfolio

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of the PowerShares DWA Emerging Markets Momentum Portfolio. Accordingly, on that date, all information and references related to him are hereby removed from the Summary Prospectus.

Please Retain This Supplement For Future Reference.

P-PIE-SUMPRO-1 SUP-1 040414